Stockholder's Equity and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Transactions Under the Stock Option Plans
Transactions under the stock option plans are summarized as follows:

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2016	$34.20 - $245.85	560,797	384,305	97,003
Increase in shares authorized	—	—	—	1,150,940
Granted	3.10	415,000	—	(415,000)
Vested	—	—	67,480	—
Cancelled/forfeited	3.10 - 245.85	(128,162)	(103,432)	18,895
Restricted stock granted out of option plans	—	—	—	(259,300)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	7,182
December 31, 2016	$3.10 - $245.85	847,635	348,353	599,720
Granted	13.15	156,000	—	(156,000)
Vested	—	—	149,537	—
Exercised	3.10	(15,000)	(15,000)	—
Cancelled/forfeited	3.10 - 245.85	(98,294)	(47,612)	82,118
Restricted stock granted out of option plans	—	—	—	(59,500)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	22,065
December 31, 2017	3.10 - 245.85	890,341	435,278	488,403
Increase in shares authorized	—	—	—	1,200,000
Granted	24.50	10,000	—	(10,000)
Vested	—	—	153,944	—
Exercised	3.10	(70,086)	(70,086)	—
Cancelled/forfeited	3.10 - 245.85	(44,365)	(44,231)	2,568
Restricted stock granted out of option plans	—	—	—	(996,775)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	48,524
December 31, 2018	$3.10 - $151.35	785,890	474,905	732,720

Summary of Stock Options Outstanding
Stock options outstanding at December 31, 2018 are summarized as follows:

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life	Vested	Weighted Average Exercise Price of Vested Options
$3.10 - $57.90	558,997	$15.64	7.2 years	248,012	$24.32
$61.05 - $71.85	75,231	$62.17	4.7 years	75,231	$62.17
$81.60 - $99.60	108,610	$88.94	3.6 years	108,610	$88.94
$106.05 - $151.35	43,052	$108.84	2.3 years	43,052	$108.84
Totals	785,890	$35.33	5.4 years	474,905	$52.76

Additional Information Related to the Company's Stock Options
Additional information related to the Company’s stock options follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2018	890,341	$36.17		6.4 years	$6,774
Options granted	10,000	$24.50	$15.23
Options exercised	(70,086)	$3.10
Options cancelled	(134)	$61.05
Options forfeited	(44,231)	$100.85
Total outstanding at December 31, 2018	785,890	$35.33		5.4 years	$572
Options exercisable and vested at December 31, 2018	474,905	$52.76		5 years	$213

Schedule of Valuation Assumptions
The Company calculated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model. The following assumptions were used for each respective period:

	Years Ended December 31,
	2018	2017	2016
Risk-free interest rates	2.78%	2.14%	1.3%
Expected lives (in years)	5.0	5.0	5.5
Expected dividend yield	—%	—%	—%
Expected volatility	73.67%	74.41%	78.76%
The following assumptions were used:

Risk-free interest rates	3.0%
Expected lives (in years)	5.31
Expected dividend yield	—%
Expected volatility	82.9%

Status of the Company's Restricted Stock and Restricted Stock Unit Awards
The status of the Company’s restricted stock and restricted stock unit awards for 2018 follows:

Number of Shares/Units
Total nonvested at January 1, 2018	201,702
Granted	996,775
Vested	(151,852)
Forfeited	(2,500)
Total nonvested at December 31, 2018	1,044,125

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity
Additional information related to the Company's SARs follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2016	216,532	$34.67
SARs granted	1,210,000	$3.10	$17.55
SARs cancelled	(10,399)	$34.20
Total outstanding at December 31, 2016	1,416,133	$7.70
SARs exercised	(713,330)	$3.10
SARs cancelled	(136,939)	$7.70
Total outstanding at December 31, 2017	565,864	$13.49
SARs granted	960,009	$8.85	8.85
SARs exercised	(34,999)	$3.10
SARs forfeited	(9,333)	$45.00
Total outstanding at December 31, 2018	1,481,541	$10.53		8.1 years	$718
SARs exercisable and vested at December 31, 2018	—	$—

Summary of Stock-based Compensation Expense
The following tables summarizes stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Stock-based compensation expense	$3,337	$2,552	$3,267
Tax benefit related thereto	(698)	(862)	(1,168)
Stock-based compensation expense, net of tax	$2,639	$1,690	$2,099

	Years Ended December 31,
	2018	2017	2016
Stock appreciation rights expense	$822	$6,611	547
Tax benefit related thereto	(173)	(2,314)	(191)
Stock appreciation rights expense, net of tax	$649	$4,297	$356